UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Trend

Fund

Semiannual Report

June 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2013 to June 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value January 1, 2013	Ending Account Value June 30, 2013	Expenses Paid During Period* January 1, 2013 to June 30, 2013
Actual	.79%	$ 1,000.00	$ 1,099.10	$ 4.11
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	4.8	3.3
Apple, Inc.	4.0	7.2
The Coca-Cola Co.	2.8	1.5
Home Depot, Inc.	2.5	1.8
Gilead Sciences, Inc.	2.3	1.6
Oracle Corp.	2.2	2.5
Amgen, Inc.	2.0	2.4
Microsoft Corp.	1.7	1.7
Visa, Inc. Class A	1.7	1.9
Monsanto Co.	1.6	1.3
	25.6
Top Five Market Sectors as of June 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.0	31.0
Consumer Discretionary	20.9	17.2
Health Care	16.1	12.5
Consumer Staples	11.0	10.1
Industrials	10.9	10.7
Asset Allocation (% of fund's net assets)
As of June 30, 2013 *		As of December 31, 2012 **
	Stocks 99.5%		Stocks 97.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	8.5%	** Foreign investments	8.1%

Semiannual Report

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.9%
Automobiles - 0.4%
Nissan Motor Co. Ltd.	303,700	$ 3,044
Tesla Motors, Inc. (a)	15,900	1,708
		4,752
Distributors - 0.9%
LKQ Corp. (a)	394,780	10,166
Diversified Consumer Services - 1.1%
H&R Block, Inc.	458,901	12,735
Hotels, Restaurants & Leisure - 3.3%
Las Vegas Sands Corp.	49,289	2,609
McDonald's Corp.	75,125	7,437
Noodles & Co.	9,100	334
Starbucks Corp.	205,435	13,454
Wyndham Worldwide Corp.	93,436	5,347
Yum! Brands, Inc.	140,992	9,776
		38,957
Household Durables - 1.4%
Toll Brothers, Inc. (a)	304,643	9,941
Whirlpool Corp.	53,716	6,143
		16,084
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	63,143	17,534
priceline.com, Inc. (a)	15,590	12,895
		30,429
Leisure Equipment & Products - 0.4%
Mattel, Inc.	106,655	4,833
Media - 2.7%
CBS Corp. Class B	163,998	8,015
Comcast Corp. Class A	361,381	15,135
Twenty-First Century Fox, Inc. Class A (e)	290,700	8,427
		31,577
Multiline Retail - 0.5%
Dollar General Corp. (a)	115,664	5,833
Specialty Retail - 5.9%
American Eagle Outfitters, Inc.	440,086	8,036
Dick's Sporting Goods, Inc.	128,575	6,436
Home Depot, Inc.	378,055	29,288
Restoration Hardware Holdings, Inc.	98,400	7,380
Ross Stores, Inc.	114,402	7,414
Tile Shop Holdings, Inc. (a)	200,159	5,797
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tractor Supply Co.	36,392	$ 4,280
Urban Outfitters, Inc. (a)	33,100	1,331
		69,962
Textiles, Apparel & Luxury Goods - 1.7%
lululemon athletica, Inc. (a)	65,209	4,272
Michael Kors Holdings Ltd. (a)	76,251	4,729
NIKE, Inc. Class B	109,161	6,951
PVH Corp.	31,000	3,877
		19,829
TOTAL CONSUMER DISCRETIONARY		245,157
CONSUMER STAPLES - 11.0%
Beverages - 4.2%
Beam, Inc.	55,046	3,474
Monster Beverage Corp. (a)	119,053	7,235
PepsiCo, Inc.	70,671	5,780
The Coca-Cola Co.	805,493	32,308
		48,797
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	258,026	14,754
Kroger Co.	170,344	5,884
Wal-Mart Stores, Inc.	92,824	6,914
		27,552
Food Products - 1.2%
Bunge Ltd.	117,700	8,330
Mead Johnson Nutrition Co. Class A	74,723	5,920
		14,250
Household Products - 0.8%
Procter & Gamble Co.	118,400	9,116
Tobacco - 2.5%
Altria Group, Inc.	320,740	11,223
Japan Tobacco, Inc.	285,400	10,074
Lorillard, Inc.	177,740	7,764
		29,061
TOTAL CONSUMER STAPLES		128,776
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 3.5%
Energy Equipment & Services - 2.4%
Ensco PLC Class A	133,886	$ 7,781
Halliburton Co.	202,116	8,432
National Oilwell Varco, Inc.	101,057	6,963
Schlumberger Ltd.	63,617	4,559
		27,735
Oil, Gas & Consumable Fuels - 1.1%
Noble Energy, Inc.	80,600	4,839
Pioneer Natural Resources Co.	9,100	1,317
The Williams Companies, Inc.	227,480	7,386
		13,542
TOTAL ENERGY		41,277
FINANCIALS - 7.0%
Capital Markets - 1.0%
The Blackstone Group LP	489,859	10,316
UBS AG (NY Shares)	105,000	1,780
		12,096
Commercial Banks - 0.9%
Wells Fargo & Co.	265,170	10,944
Consumer Finance - 1.6%
Capital One Financial Corp.	140,400	8,819
SLM Corp.	434,482	9,932
		18,751
Diversified Financial Services - 2.3%
Bank of America Corp.	790,970	10,172
Citigroup, Inc.	226,629	10,871
McGraw-Hill Companies, Inc.	104,684	5,568
		26,611
Real Estate Investment Trusts - 0.7%
American Tower Corp.	108,100	7,910
Real Estate Management & Development - 0.3%
The St. Joe Co. (a)(d)	144,600	3,044
Thrifts & Mortgage Finance - 0.2%
Nationstar Mortgage Holdings, Inc. (a)(d)	76,713	2,872
TOTAL FINANCIALS		82,228
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 16.1%
Biotechnology - 7.7%
Alexion Pharmaceuticals, Inc. (a)	80,544	$ 7,429
Amgen, Inc.	234,260	23,112
Biogen Idec, Inc. (a)	52,745	11,351
BioMarin Pharmaceutical, Inc. (a)	74,500	4,156
Celgene Corp. (a)	65,389	7,645
Gilead Sciences, Inc. (a)	530,719	27,178
Onyx Pharmaceuticals, Inc. (a)	36,200	4,344
Theravance, Inc. (a)(d)	132,077	5,089
		90,304
Health Care Equipment & Supplies - 1.8%
Ansell Ltd.	306,415	4,940
Boston Scientific Corp. (a)	1,130,828	10,483
The Cooper Companies, Inc.	45,164	5,377
		20,800
Health Care Providers & Services - 2.0%
Brookdale Senior Living, Inc. (a)	154,226	4,078
Catamaran Corp. (a)	110,876	5,397
Express Scripts Holding Co. (a)	237,314	14,640
		24,115
Health Care Technology - 0.6%
Cerner Corp. (a)	73,700	7,082
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	88,918	6,655
Pharmaceuticals - 3.4%
AbbVie, Inc.	295,800	12,228
Actavis, Inc. (a)	63,422	8,005
Bristol-Myers Squibb Co.	191,100	8,540
Valeant Pharmaceuticals International, Inc. (Canada) (a)	76,440	6,591
Warner Chilcott PLC	257,405	5,117
		40,481
TOTAL HEALTH CARE		189,437
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.4%
The Boeing Co.	43,000	4,405
TransDigm Group, Inc.	35,826	5,616
United Technologies Corp.	187,399	17,417
		27,438
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	178,625	$ 15,447
Airlines - 0.4%
Delta Air Lines, Inc.	263,200	4,924
Electrical Equipment - 2.7%
Eaton Corp. PLC	168,899	11,115
Emerson Electric Co.	145,819	7,953
Generac Holdings, Inc.	323,200	11,962
		31,030
Industrial Conglomerates - 0.5%
General Electric Co.	248,628	5,766
Machinery - 1.8%
Cummins, Inc.	69,123	7,497
Ingersoll-Rand PLC	141,607	7,862
Manitowoc Co., Inc.	341,353	6,114
		21,473
Professional Services - 0.2%
Towers Watson & Co.	33,700	2,761
Road & Rail - 1.6%
CSX Corp.	393,789	9,132
Hertz Global Holdings, Inc. (a)	197,468	4,897
Union Pacific Corp.	32,288	4,981
		19,010
TOTAL INDUSTRIALS		127,849
INFORMATION TECHNOLOGY - 26.0%
Communications Equipment - 2.0%
Cisco Systems, Inc.	272,500	6,624
QUALCOMM, Inc.	276,040	16,861
		23,485
Computers & Peripherals - 5.0%
Apple, Inc.	117,237	46,435
EMC Corp.	486,211	11,484
		57,919
Internet Software & Services - 6.3%
eBay, Inc. (a)	155,865	8,061
Facebook, Inc. Class A (a)	168,265	4,183
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (a)	63,785	$ 56,156
LinkedIn Corp. (a)	32,800	5,848
		74,248
IT Services - 4.4%
Accenture PLC Class A	31,184	2,244
Amdocs Ltd.	208,585	7,736
IBM Corp.	35,947	6,870
MasterCard, Inc. Class A	26,867	15,435
Visa, Inc. Class A	107,300	19,609
		51,894
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp. Class A	392,214	13,241
Software - 7.2%
Check Point Software Technologies Ltd. (a)	60,504	3,006
Concur Technologies, Inc. (a)	44,356	3,610
Guidewire Software, Inc. (a)	147,821	6,216
Microsoft Corp.	580,890	20,058
Oracle Corp.	829,064	25,469
salesforce.com, Inc. (a)	248,500	9,488
Splunk, Inc. (a)	82,368	3,819
Workday, Inc. Class A	193,040	12,372
		84,038
TOTAL INFORMATION TECHNOLOGY		304,825
MATERIALS - 3.4%
Chemicals - 2.6%
Eastman Chemical Co.	104,206	7,295
FMC Corp.	77,131	4,710
Monsanto Co.	190,624	18,834
		30,839
Construction Materials - 0.8%
Eagle Materials, Inc.	43,112	2,857
Vulcan Materials Co.	134,542	6,513
		9,370
TOTAL MATERIALS		40,209
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	273,971	$ 7,874
TOTAL COMMON STOCKS (Cost $946,440)		1,167,632
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.13% (b)	16,394,330	16,394
Fidelity Securities Lending Cash Central Fund, 0.13% (b)(c)	6,265,000	6,265
TOTAL MONEY MARKET FUNDS (Cost $22,659)		22,659
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $969,099)		1,190,291
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(16,560)
NET ASSETS - 100%		$ 1,173,731
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	20
Total	$ 31
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 245,157	$ 242,113	$ 3,044	$ -
Consumer Staples	128,776	118,702	10,074	-
Energy	41,277	41,277	-	-
Financials	82,228	82,228	-	-
Health Care	189,437	185,093	4,344	-
Industrials	127,849	127,849	-	-
Information Technology	304,825	304,825	-	-
Materials	40,209	40,209	-	-
Telecommunication Services	7,874	7,874	-	-
Money Market Funds	22,659	22,659	-	-
Total Investments in Securities:	$ 1,190,291	$ 1,172,829	$ 17,462	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	June 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,013) - See accompanying schedule: Unaffiliated issuers (cost $946,440)	$ 1,167,632
Fidelity Central Funds (cost $22,659)	22,659
Total Investments (cost $969,099)		$ 1,190,291
Receivable for investments sold		27,478
Receivable for fund shares sold		1,009
Dividends receivable		1,183
Distributions receivable from Fidelity Central Funds		3
Other receivables		39
Total assets		1,220,003

Liabilities
Payable for investments purchased Regular delivery	$ 31,299
Delayed delivery	3,256
Payable for fund shares redeemed	4,624
Accrued management fee	555
Other affiliated payables	205
Other payables and accrued expenses	68
Collateral on securities loaned, at value	6,265
Total liabilities		46,272

Net Assets		$ 1,173,731
Net Assets consist of:
Paid in capital		$ 862,159
Undistributed net investment income		4,752
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		85,628
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		221,192
Net Assets, for 14,612 shares outstanding		$ 1,173,731
Net Asset Value, offering price and redemption price per share ($1,173,731 ÷ 14,612 shares)		$ 80.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended June 30, 2013 (Unaudited)

Investment Income
Dividends		$ 9,336
Income from Fidelity Central Funds		31
Total income		9,367

Expenses
Management fee Basic fee	$ 3,284
Performance adjustment	56
Transfer agent fees	1,017
Accounting and security lending fees	192
Custodian fees and expenses	44
Independent trustees' compensation	4
Registration fees	33
Audit	31
Legal	1
Miscellaneous	5
Total expenses before reductions	4,667
Expense reductions	(71)	4,596
Net investment income (loss)		4,771
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	89,974
Foreign currency transactions	(14)
Total net realized gain (loss)		89,960
Change in net unrealized appreciation (depreciation) on: Investment securities		15,946
Net gain (loss)		105,906
Net increase (decrease) in net assets resulting from operations		$ 110,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2013 (Unaudited)	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,771	$ 7,322
Net realized gain (loss)	89,960	130,389
Change in net unrealized appreciation (depreciation)	15,946	48,350
Net increase (decrease) in net assets resulting from operations	110,677	186,061
Distributions to shareholders from net investment income	-	(6,961)
Distributions to shareholders from net realized gain	(7,662)	(76,500)
Total distributions	(7,662)	(83,461)
Share transactions Proceeds from sales of shares	56,239	193,016
Reinvestment of distributions	7,034	76,003
Cost of shares redeemed	(122,914)	(268,875)
Net increase (decrease) in net assets resulting from share transactions	(59,641)	144
Total increase (decrease) in net assets	43,374	102,744

Net Assets
Beginning of period	1,130,357	1,027,613
End of period (including undistributed net investment income of $4,752 and distributions in excess of net investment income of $19, respectively)	$ 1,173,731	$ 1,130,357
Other Information Shares
Sold	727	2,555
Issued in reinvestment of distributions	92	1,033
Redeemed	(1,574)	(3,587)
Net increase (decrease)	(755)	1

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended June 30, 2013	Years ended December 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 73.56	$ 66.87	$ 67.38	$ 56.25	$ 39.09	$ 70.72
Income from Investment Operations
Net investment income (loss) D	.32	.49	(.01)	.02	.21	.19
Net realized and unrealized gain (loss)	6.95	11.98	(.50)	11.14	17.16	(31.63)
Total from investment operations	7.27	12.47	(.51)	11.16	17.37	(31.44)
Distributions from net investment income	-	(.48) G	-	(.03)	(.21)	(.18)
Distributions from net realized gain	(.50)	(5.29) G	-	-	-	(.01)
Total distributions	(.50)	(5.78) I	-	(.03)	(.21)	(.19)
Net asset value, end of period	$ 80.33	$ 73.56	$ 66.87	$ 67.38	$ 56.25	$ 39.09
Total Return B, C	9.91%	18.64%	(.76)%	19.84%	44.45%	(44.45)%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.89%	.90%	.83%	.81%	.83%
Expenses net of fee waivers, if any	.79% A	.89%	.90%	.83%	.81%	.83%
Expenses net of all reductions	.78% A	.87%	.89%	.83%	.80%	.82%
Net investment income (loss)	.81% A	.65%	(.01)%	.03%	.46%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1,174	$ 1,130	$ 1,028	$ 1,045	$ 818	$ 534
Portfolio turnover rate F	163% A	171%	82%	117%	141%	147%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Total distributions of $5.78 per share is comprised of distributions from net investment income of $.482 and distributions from net realized gain of $5.293 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Trend Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust and is authorized to issue an unlimited number of shares.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2013 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications for the period ended December 31, 2012.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 227,184
Gross unrealized depreciation	(9,296)
Net unrealized appreciation (depreciation) on securities and other investments	$ 217,888

Tax cost	$ 972,403

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $948,193 and $988,474, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income

Semiannual Report

7. Security Lending - continued

from Fidelity Central Funds. Total security lending income during the period amounted to $20. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $68 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by one hundred and five dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $3.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TRE-USAN-0813
1.787792.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Trend Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 21, 2013